RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions

Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2017, 2018 and 2019:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Services provided to:
- Xiaomi Group	220,110	374,085	437,694	62,871
- Taiji	—	13,681	7,899	1,135
- Qidi Tech	—	—	7,427	1,067
- BJ Kingsoft	8,046	6,281	3,475	499
- WiFire BJ	9,726	16,490	1,934	278
- BJ Cheetah	5,128	2,079	169	24
- Unisvnet	—	1,011	—	—
- Others	3,314	4,493	1,494	215
Services provided by:
- CYSD	2,979	18,667	38,918	5,590
- Taiji	—	7,095	19,942	2,865
- Jingliang Inter Cloud	—	3,477	8,829	1,268
- BJ Kingsoft	7,775	13,204	3,492	502
- DCSS	6,424	5,238	—	—
- BZRH	—	4,239	—	—
- WiFire BJ	1,616	4,066	—	—
- Others	2,632	6,396	5,866	843
Sales of equipment to:
- BJ Fastweb	1,021	—	—	—
Purchases of equipment from:
- WNT Technology	2,629	—	—	—
- DIC	1,234	—	—	—
Loan to:
- Taiji	—	—	1,500	215
- BJ Fastweb	20,000	—	—	—
Interest income from loan to:
- BJ Fastweb	210	700	700	101
Lease deposit paid to:
- Ziguang Finance Leasing	—	2,042	6,154	884
- Tuspark Harmonious	—	11,472	—	—
Lease payment paid to:
- Tuspark Harmonious	—	—	68,832	9,887
- Ziguang Finance Leasing	—	4,897	17,156	2,464

Related Party Balances

	As of December 31,
	2018	2019
	RMB	RMB	US$
Amounts due from related parties:
Current:
-Marble SH (2)	—	100,106	14,379
-Shihua Investment Group (3)	—	82,542	11,856
- Xiaomi Group	41,159	39,778	5,714
-Marble Holdings (2)	—	29,736	4,271
-Shihua Investment Management (3)	—	27,905	4,008
- SH Shibei	9,800	9,800	1,408
- Taiji	13,542	9,499	1,364
-Qidi Tech	—	1,249	179
- WiFire BJ (1)	36,578	—	—
- SH Fawei (1)	13,742	—	—
- WH Fastweb (1)	5,131	—	—
- Unisvnet	1,072	—	—
- BJ Kingsoft	982	—	—
- Others	3,440	1,050	152
	125,446	301,665	43,331
Non-current:
- Tuspark Harmonious	11,472	11,863	1,704
- Ziguang Finance Leasing	2,042	8,195	1,177
- BJ Fastweb (1)	20,910	—	—
-Others	—	596	86
	34,424	20,654	2,967
Amounts due to related parties:
Current:
-Shihua Investment Group (3)	—	84,021	12,069
- Ziguang Finance Leasing	8,938	27,160	3,901
-Shihua Investment Management (3)	—	22,484	3,230
- Tuspark Harmonious	13,850	24,917	3,579
- WiFire BJ (1)	—	6,330	909
- BJ Kingsoft	609	1,073	154
- SH Guotong (1)	8,135	—	—
- CYSD (1)	7,158	—	—
- Taiji	6,724	—	—
- BZRH (1)	5,088	—	—
- Others	1,826	950	137
	52,328	166,935	23,979
Non-current:
- Tuspark Harmonious	443,622	698,511	100,335
- Ziguang Finance Leasing	12,527	47,388	6,807
- Shihua Holdings 2	48,329	—	—
	504,478	745,899	107,142

(1)

As of December 31, 2019, RMB20,367 (US$2,926) of amounts due from/to WiFire Entities were offset according to the multi-party debt offset agreement signed in 2019. The remaining RMB52,142 (US$7,490) of amounts due from WiFire Entities was fully impaired considering low collectability.

(2)	Amounts due from Marble SH and Marble Holdings represented the unpaid cash consideration to the Company for acquiring the 100% equity interest in Shihua Holdings 2’s some subsidiaries (Note 4).
(3)	Amounts due from/to Shihua Investment Management and Shihua Invesetment Group were generated from the assets acquisition of Shihua Holdings 2 (Note 4).

Parent Company
Related Party Transactions

The Company had the following related party balances as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Amounts due from subsidiaries
- 21Vianet HK	4,938,618	5,855,452	841,083
- WiFire Open Network Group Ltd.	4,277	147,326	21,162
- HongKong Fastweb Holdings Co., Ltd.	65,976	67,088	9,637
- 21V Mobile	52,579	58,018	8,334
- WiFire Group Inc.	686	698	100
- Others	13	13	2
	5,062,149	6,128,595	880,318
Amounts due to subsidiaries
- 21Vianet Beijing	18,351	19,449	2,794
- Others	2,891	3,022	434
	21,242	22,471	3,228